UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05536

Capital One Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-999-0426

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

Item 1.	Schedule of Investments.

Capital One Funds

Portfolio of Investments

CAPITAL APPRECIATION FUND

May 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS—88.6%
	Commercial Services— 1.8%
53,100	Donnelley (R.R.) & Sons Co.	$2,273,742
53,500	Total System Services, Inc.	1,775,665

	Total	4,049,407

	Communications— 3.0%
86,700	AT&T, Inc.	3,584,178
78,700	Verizon Communications	3,425,811

	Total	7,009,989

	Consumer Durables— 0.6%
161,700	Ford Motor Co.	1,348,578

	Consumer Non-Durables— 6.4%
29,300	Altria Group, Inc.	2,083,230
63,000	Colgate-Palmolive Co.	4,218,480
30,800	Estee Lauder Cos., Inc., Class A	1,456,840
87,476	Kraft Foods, Inc.	2,960,188
64,700	PepsiCo, Inc.	4,420,951

	Total	15,139,689

	Consumer Services— 3.6%
67,900	McDonald’s Corp.	3,432,345
140,000	Walt Disney Co.	4,961,600

	Total	8,393,945

	Distribution Services— 4.5%
17,600	[1] Avnet, Inc.	753,984
41,900	Grainger (W.W.), Inc.	3,689,295
99,200	McKesson HBOC, Inc.	6,262,496

	Total	10,705,775

	Electronic Technology— 10.5%
47,600	[1] Apple Computer, Inc.	5,786,256
70,200	Hewlett-Packard Co.	3,208,842
50,400	1 MEMC Electronic Materials, Inc.	3,063,312
57,200	National Semiconductor Corp.	1,539,824
160,200	Nokia Corp. ADR	4,386,276
63,400	Northrop Grumman Corp.	4,793,674
54,600	Texas Instruments, Inc.	1,930,656

	Total	24,708,840

	Energy Minerals— 10.1%
28,000	Apache Corp.	2,261,000
74,500	ConocoPhillips	5,768,535
83,300	Exxon Mobil Corp.	6,928,061
25,100	ONEOK, Inc.	1,357,910
63,000	Public Service Enterprise Group, Inc.	5,603,220
26,900	Valero Energy Minerals Corp.	2,007,278

	Total	23,926,004

	Finance— 14.1%
96,700	Bank of America Corp.	4,903,657
15,100	Bear Stearns Cos., Inc.	2,264,396
15,100	Boston Properties, Inc.	1,746,768
100,600	Citigroup, Inc.	5,481,694
16,000	Goldman Sachs Group, Inc.	3,693,120
67,300	J.P. Morgan Chase & Co.	3,488,159
41,600	Merrill Lynch & Co., Inc.	3,857,568
31,700	Prudential Financial, Inc.	3,234,034
50,100	SunTrust Banks, Inc.	4,473,429

	Total	33,142,825

	Health Services— 1.5%
43,900	[1] Wellpoint, Inc.	3,573,899

	Health Technology— 6.2%
16,700	AmerisourceBergen Corp.	855,374
29,500	Becton, Dickinson & Co.	2,249,375
28,800	[1] Genzyme Corp.	1,858,176
6,840	[1] Invitrogen Corp.	495,490
77,900	Johnson & Johnson, Inc.	4,928,733
79,400	Merck & Co., Inc.	4,164,530

	Total	14,551,678

	Human Resources— 1.1%
28,600	Manpower, Inc.	2,631,200

	Industrial Services— 1.4%
41,900	1 McDermott International, Inc.	3,268,200

	Insurance— 4.1%
79,234	Chubb Corp.	4,347,570
40,000	First American Corp.	2,142,000
60,700	Travelers Cos., Inc.	3,288,119

	Total	9,777,689

	Non-Energy Minerals— 0.9%
16,013	Freeport-McMoRan Copper & Gold, Inc.	1,260,223
9,900	[1] Southern Copper Corp.	877,932

	Total	2,138,155

	Process Industrials— 0.7%
27,800	Monsanto Co.	1,712,480

	Producer Manufacturing— 6.8%
59,400	General Electric Co.	2,232,252
12,400	[1] Genlyte Group, Inc.	1,080,288
11,900	Holly Corp.	834,071
69,900	Honeywell International, Inc.	4,047,909
29,800	International Paper Co.	1,167,266
35,050	PACCAR, Inc.	3,057,411
39,600	The Dow Chemical Co.	1,797,048
20,200	VF Corp.	1,894,356

	Total	16,110,601

	Retail Trade— 4.5%
29,300	Best Buy Co., Inc.	1,414,897
60,200	CVS Corp.	2,320,108
20,100	[1] Kohl’s Corp.	1,513,932
39,600	Penney (J.C.) Co., Inc.	3,187,008
79,400	TJX Cos., Inc.	2,220,818

	Total	10,656,763

	Technology Services— 4.5%
40,200	[1] Computer Sciences Corp.	2,227,080
3,200	[1] Google, Inc.	1,592,800
47,900	[1] Intuit, Inc.	1,460,950
118,100	Microsoft Corp.	3,622,127
82,900	[1] Oracle Corp.	1,606,602

	Total	10,509,559

	Transportation— 1.4%
20,600	FedEx Corp.	2,299,372

CAPITAL APPRECIATION FUND (continued)

Principal Amount or Shares		Value
	COMMON STOCKS — continued
	Transportation — continued
18,300	Norfolk Southern Corp.	$1,059,204

	Total	3,358,576

	Utilities— 0.9%
31,700	FirstEnergy Corp.	2,194,591

	TOTAL COMMON STOCKS (identified cost $137,368,723)	208,908,443

	MUTUAL FUND—0.2%
515,807	[2] Fidelity Institutional Cash Treasury Money Market Fund, 5.02%	515,807

	TOTAL MUTUAL FUND (identified cost $515,807)	515,807

	EXCHANGE TRADED FUNDS—9.2%
70,200	iShares S&P 500 Index Fund	10,791,846
70,200	Standard & Poor’s Depositary Receipt, Series 1	10,763,064

	TOTAL EXCHANGE TRADED FUNDS (identified cost $19,868,146)	21,554,910

	REPURCHASE AGREEMENT—1.7%
$4,000,000	Interest in $4,000,000 repurchase agreement 5.27%, dated 5/31/2007 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Government Agency security with a maturity of 10/17/2008 for $4,000,586 on 6/1/2007. The market value of the underlying security at the end of the period was $4,084,420.	4,000,000

	TOTAL REPURCHASE AGREEMENT (identified cost $4,000,000)	4,000,000

	TOTAL INVESTMENTS — 99.7% (identified cost $161,752,676)[3]	234,979,160
	OTHER ASSETS AND LIABILITIES-NET — 0.3%	718,694

	TOTAL NET ASSETS — 100.0%	$235,697,854

1	Non-income producing security

2	Rate disclosed is as of May 31, 2007.

3	At May 31, 2007, the cost of investments for federal tax purposes was $161,762,622. The net unrealized appreciation of investments for federal tax purposes was $73,216,538. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,362,544 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(146,006).

ADR	American Depository Receipt

Note:	The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION – Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

LOUISIANA MUNICIPAL INCOME FUND

May 31, 2007 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS—96.8%
	Louisiana— 96.8%
	Caddo Parish, LA, Parishwide School District, GO
$475,000	5.00%, (CIFG INS), (Original Issue Yield: 3.68%), 3/1/2011	$493,843
500,000	5.00%, (CIFG INS), (Original Issue Yield: 3.68%), 3/1/2012	524,160
525,000	5.00%, (CIFG INS), (Original Issue Yield: 3.75%), 3/1/2013	554,321
555,000	5.00%, (CIFG INS), (Original Issue Yield: 3.77%), 3/1/2014	589,604
1,070,000	(Series A) 5.25%, (FSA INS), (Original Issue Yield: 3.86%), 3/1/2015	1,156,231
1,000,000	East Baton Rouge Parish, LA, LT GO, 4.25%, (FSA INS), (Original Issue Yield: 4.39%), 5/1/2018	998,410
1,000,000	East Baton Rouge Parish, LA, Revenue Bonds, 4.50%, (MBIA INS), (Original Issue Yield: 4.50%), 2/1/2013	1,029,940
250,000	East Baton Rouge Parish, LA, Sales Tax Revenue, Public Improvement, (Series ST-B), 5.00%, (AMBAC INS), (Original Issue Yield: 3.80%), 2/1/2014	265,438
1,265,000	East Baton Rouge, LA, Sewer Commission, (Series A), 5.00%, (FSA INS), (Original Issue Yield: 4.05%), 2/1/2015	1,345,429
1,000,000	Harahan, LA, Refunding Bonds, 6.10%, 6/1/2024	1,063,400
	Jefferson Davis Parish, LA, Registered Sales Tax District No 1,
430,000	5.00%, (CIFG INS), (Original Issue Yield: 3.72%), 2/1/2012	450,447
455,000	5.00%, (CIFG INS), (Original Issue Yield: 3.75%), 2/1/2013	480,084
855,000	[1] Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, (Series A), AMT , 6.15%, (FNMA/GNMA COLs), 6/1/2028	864,585
700,000	Jefferson Parish, LA, School Board Sales & Use Tax Revenue, Refunding Bonds, 5.10% (FSA INS), (Original Issue Yield: 5.10%), 3/1/2010	627,088
1,160,000	Jefferson, LA, Sales Tax District, Special Sales Tax Revenue, 5.00%, (AMBAC INS), (Original Issue Yield: 3.94%), 12/1/2019	1,231,386
680,000	Jefferson, LA, Sales Tax District Special Sales Tax Revenue, (Series B), 5.75%, (AMBAC INS), (Original Issue Yield: 5.20%), 12/1/2014	739,174
	Lafayette, LA Public Improvement Sales Tax,
1,005,000	(Series C) 5.00%, (AMBAC INS), (Original Issue Yield: 3.74%), 5/1/2015	1,073,853
1,500,000	(Series A) 5.63%, (FGIC INS), (Original Issue Yield: 5.69%), 3/1/2025	1,590,015
1,000,000	Lafayette, LA Public Power Authority Electric Revenue Bonds, (Series B), 5.00%, (AMBAC INS), (Original Issue Yield: 3.22%), 11/1/2011	1,042,640
	Lafourche Parish, LA, Consolidated School District, No. 1 Parish Wide
1,000,000	5.00%, (MBIA INS), (Original Issue Yield: 3.99%), 2/1/2015	1,060,870
450,000	5.00%, (MBIA INS), (Original Issue Yield: 4.07%), 2/1/2016	476,478
180,000	Louisiana HFA, SFM Revenue Bonds, (Series 2005A), 4.30%, (GNMA Collateralized Home Mortgage Program COL), 12/1/2017	180,884
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority Revenue, 5.00%, (Livingston Parish Road Project), (AMBAC GTD), (Original Issue Yield: 4.40%), 3/1/2017	1,064,950
1,835,000	Louisiana Local Government Environmental Facilities Community Development Authority, 5.50%, (MBIA INS), (Original Issue Yield: 3.61%), 12/1/2012	1,972,221
1,500,000	Louisiana Local Government Environmental Facilities Community Development Authority, Refunding Revenue Bonds, 5.00%, (MBIA INS), (Original Issue Yield: 5.04%), 12/1/2032	1,543,170
1,000,000	Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, (Series A), 5.20%, (AMBAC INS), (Original Issue Yield: 5.30%), 6/1/2031	1,048,230
750,000	Louisiana PFA, 4.50%, (Original Issue Yield: 3.65%), 10/15/2010	754,230
215,000	Louisiana PFA, Hospital Revenue, Refunding Revenue Bonds, 5.00%, (Louisiana Health System Corporate Project), (FSA INS), (Original Issue Yield: 5.10%), 10/1/2013	221,499
1,000,000	Louisiana PFA, Refunding Revenue Bonds, (Series A), 5.00%, (Tulane University, LA), (AMBAC INS), (Original Issue Yield: 5.15%), 7/1/2022	1,049,540

LOUISIANA MUNICIPAL INCOME FUND (continued)

Principal Amount		Value
	MUNICIPAL BONDS — continued
	Louisiana — continued
$1,000,000	Louisiana PFA, Revenue Bonds, 5.00%, (FSA INS), (Original Issue Yield: 5.38%), 8/1/2017	$1,032,060
	Louisiana PFA, Revenue Refunding Bonds
1,000,000	5.45%, (AMBAC INS), (Original Issue Yield: 5.45%), 2/1/2013	1,002,330
	(Series A)
1,820,000	6.75%, (Bethany Home Project), (FHA GTD), 8/1/2025	1,821,893
1,045,000	5.13%, (Tulane University, LA), (Original Issue Yield: 5.25%), 7/1/2027	1,102,736
	Louisiana State Office Facilities, Refunding Revenue Bonds
1,000,000	4.70%, (MBIA INS), (Original Issue Yield: 4.79%), 11/1/2022	1,015,400
1,000,000	4.75%, (MBIA INS), (Original Issue Yield: 4.88%), 11/1/2023	1,017,390
1,500,000	[3] Louisiana State Offshore Term Authority Deepwater Port Revenue, Loop LLC Project, 5.00%, (Original Issue Yield 4.45%), 10/1/2020	1,535,265
1,000,000	Louisiana State Transportation Authority Toll Revenue, Revenue Bonds, 5.00%, (Original Issue Yield: 3.18%), 9/1/2009	1,022,010
655,000	Louisiana State University and Agricultural and Mechanical College Board, (Auxiliary Series A), 5.00%, (AMBAC INS), (Original Issue Yield: 3.76%), 7/1/2015	698,204
750,000	Louisiana State University and Agricultural and Mechanical College Board, Refunding Revenue Bonds, (Auxiliary Series A), 4.00%, (AMBAC INS), (Original Issue Yield: 3.47%), 7/1/2012	753,232
	Louisiana State, GO,
1,000,000	(Series B) 5.00%, (CIFG INS), (Original Issue Yield: 4.26%), 7/15/2015	1,066,150
600,000	(Series A) 5.00%, (FGIC INS), (Original Issue Yield: 5.23%), 11/15/2015	622,608
970,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25%, (United States Treasury/REFCO Strips COL), (Original Issue Yield: 6.52%), 1/15/2011	1,036,687
	Ouachita Parish, LA, East Ouachita Parish School District, GO UT
790,000	5.75%, (FGIC INS), (Original Issue Yield: 5.78%), 3/1/2020	829,287
780,000	5.75%, (FGIC INS), (Original Issue Yield: 5.81%), 3/1/2021	818,789
1,020,000	5.75%, (FGIC INS), (Original Issue Yield: 5.85%), 3/1/2024	1,070,725
90,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Refunding Bonds, 3.25%, (MBIA INS), (Original Issue Yield: 3.12%), 3/1/2009	89,024
1,060,000	Plaquemines Parish, LA, Law Enforcement District, GO UT, 4.00%, (FGIC INS), (Original Issue Yield: 3.70%), 3/1/2009	1,061,632
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.88%, (AMBAC INS), (Original Issue Yield: 5.95%), 9/1/2029	2,647,700
	Shreveport LA
1,000,000	(Series B) 5.00%, (FSA INS), (Original Issue Yield: 3.96%), 3/1/2016	1,071,020
1,000,000	(Series A) 5.00%, (MBIA INS), (Original Issue Yield: 3.91%), 5/1/2018	1,060,420
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, (FGIC INS), 3/1/2017	1,021,010
500,000	State Charles Parish, LA, Consolidated Waterworks & Wastewater District No. 1, (Series A), 5.00%, (AMBAC INS), (Original Issue Yield: 4.07%), 7/1/2019	533,435
1,000,000	State Tammany Parish, LA, Sales Tax, Jail, 5.00%, (CIFG INS), (Original Issue Yield: 3.98%), 4/1/2018	1,073,780

	TOTAL MUNICIPAL BONDS (identified cost $49,903,042)	50,494,907

	2 MUTUAL FUND—4.8%
2,499,285	[4]Goldman Sachs ILA Tax-Free Instruments, 3.52%	2,499,285

	TOTAL MUTUAL FUND (identified cost $2,499,285)	2,499,285

	TOTAL INVESTMENTS — 101.6% (identified cost $52,402,327)[5]	52,994,192
	OTHER ASSETS AND LIABILITES-NET — (1.6)%	(819,601)

	NET ASSETS — 100.0%	$52,174,591

1	Securities that are subject to the federal alternative minimum tax (AMT) represent 1.63% of the Fund’s portfolio calculated based upon total market value.

2	Rate disclosed is as of May 31, 2007.

3	Represents a security purchased on a when-issued basis. At May 31, 2007, total cost of investments purchased on a when-issued basis was $1,536,615.

4	Represents that all or a portion of the security was pledged as collateral for the securities.

LOUISIANA MUNICIPAL INCOME FUND (continued)

5	At May 31, 2007, the cost of investments for federal tax purposes was $52,386,561. The net unrealized appreciation of investments for federal tax purposes was $607,631. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $899,090 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(291,459).

AMBAC	American Municipal Bond Insurance Corporation

AMT	Subject to Alternative Minimum Tax

CIFG	County IXIS Financial Guaranty

COL	Collateralized

FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FSA	Federal Security Assurance

GNMA	Government National Mortgage Association

GO	General Obligation

GTD	Guaranteed

HFA	Housing Finance Authority

INS	Insured

LLC	Limited Liability Company

LT	Limited Tax

MBIA	Municipal Bond Insurance Organization

PFA	Public Facility Authority

SFM	Single Family Mortgage

UT	Unlimited Tax

Note:	The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

MID CAP EQUITY FUND

May 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS—94.7%
	Airlines— 0.7%
28,900	[1] Continental Airlines, Inc., Class B	$1,160,913

	Banks— 1.1%
28,900	Comerica, Inc.	1,815,787

	Commercial Services— 4.9%
23,000	Catalina Marketing Corp.	733,700
13,890	[1] Dun & Bradstreet Corp.	1,390,806
98,200	Ikon Office Solutions, Inc.	1,430,774
69,200	SEI Investments Co.	4,271,716

	Total	7,826,996

	Communications— 0.5%
5,980	CenturyTel, Inc.	295,532
7,620	Telephone and Data System, Inc.	471,678

	Total	767,210

	Consumer Non-Durables— 3.6%
34,700	American Greetings Corp., Class A	909,487
31,000	[1] Coach, Inc.	1,592,160
29,700	Hormel Foods Corp.	1,112,265
19,200	International Flavors & Fragrances, Inc.	985,536
3,600	Molson Coors Brewing Co.	329,652
17,000	1 NBTY, Inc.	893,010

	Total	5,822,110

	Consumer Services— 2.9%
42,200	Bob Evans Farms, Inc.	1,633,140
213,900	Service Corp. International	2,990,322

	Total	4,623,462

	Distribution Services— 3.4%
72,100	[1] Avnet, Inc.	3,088,764
9,600	Grainger (W.W.), Inc.	845,280
74,900	[1] Ingram Micro, Inc., Class A	1,551,928

	Total	5,485,972

	Electronic Technology— 5.9%
44,769	Harris Corp.	2,234,869
31,880	1 MEMC Electronic Materials, Inc.	1,937,666
95,980	Microchip Technology, Inc.	3,894,868
12,500	[1] Sequa Corp., Class A	1,375,000

	Total	9,442,403

	Energy Minerals— 5.8%
39,400	[1] Newfield Exploration Co.	1,892,776
99,800	Tesoro Petroleum Corp.	6,175,624
19,200	[1] Unit Corp.	1,182,912

	Total	9,251,312

	Finance— 15.7%
56,200	American Capital Strategies, Ltd.	2,721,766
48,100	Assurant, Inc.	2,859,545
31,000	Bank of Hawaii Corp.	1,658,810
86,600	1 CB Richard Ellis Services, Inc.	3,223,252
14,800	Edwards (AG), Inc.	1,304,768
41,400	Hospitality Properties Trust, REIT	1,839,816
145,700	HRPT Properties Trust, REIT	1,672,636
39,500	IndyMac Bancorp, Inc.	1,326,410
7,100	Jones Lang LaSalle, Inc.	828,570
22,800	Ohio Casualty Corp.	981,768
48,100	Plum Creek Timber Co., Inc.	2,010,580
22,480	PMI Group, Inc.	1,111,411
18,230	Radian Group, Inc.	1,128,437
23,100	Ryder System, Inc.	1,245,552
28,400	Wilmington Trust Corp.	1,212,964

	Total	25,126,285

	Health Services— 2.4%
23,600	[1] Coventry Health Care, Inc.	1,408,212
38,500	[1] Humana, Inc.	2,388,925

	Total	3,797,137

	Health Technology— 5.2%
67,100	Applera Corp.	1,904,969
15,500	[1] Charles River Laboratories International, Inc.	824,135
35,700	Hillenbrand Industries, Inc.	2,363,340
36,700	1 ImClone Systems, Inc.	1,516,444
28,900	[1] Techne Corp.	1,725,041

	Total	8,333,929

	Industrial Services— 4.1%
159,400	[1] Allied Waste Industries, Inc.	2,145,524
34,700	BJ Services Co.	1,017,751
6,700	Fluor Corp.	697,470
38,500	Granite Construction, Inc.	2,636,865

	Total	6,497,610

	Insurance— 1.2%
51,850	American Financial Group, Inc.	1,848,453

	Non-Energy Minerals— 3.1%
22,200	Florida Rock Industries, Inc.	1,510,932
55,800	Louisiana-Pacific Corp.	1,143,900
49,400	Steel Dynamics, Inc.	2,316,860

	Total	4,971,692

	Process Industrials— 3.0%
46,800	Airgas, Inc.	1,995,552
77,000	Celanese Corp.	2,802,030

	Total	4,797,582

	Producer Manufacturing— 7.7%
57,800	Cummins, Inc.	5,446,494
11,870	[1] Energizer Holdings, Inc.	1,175,842
9,460	Johnson Controls, Inc.	1,037,762
57,700	Joy Global, Inc.	3,267,551
31,700	1 TRW Automotive Holdings Corp.	1,286,386

	Total	12,214,035

	Publishing— 0.6%
28,900	[1] Scholastic Corp.	918,153

	Retail Trade— 7.5%
32,110	Abercrombie & Fitch Co., Class A	2,653,891
79,350	American Eagle Outfitters, Inc.	2,142,450
48,100	Mattel, Inc.	1,347,281
39,100	Mens Wearhouse, Inc.	2,085,594
73,790	Ross Stores, Inc.	2,423,264
16,970	Ruddick Corp.	530,991
38,500	Steelcase, Inc., Class A	747,670

	Total	11,931,141

	Technology Services— 3.2%
33,700	[1] Akamai Technologies, Inc.	1,489,877
43,300	1 BMC Software, Inc.	1,434,962
92,600	[1] Sybase, Inc.	2,227,956
	Total	5,152,795
	Transportation— 4.1%
33,700	Con-way, Inc.	1,910,790

MID CAP EQUITY FUND (continued)

Principal Amount or Shares		Value
	COMMON STOCKS — continued
	Transportation — continued
56,900	OMI Corp.	$1,663,756
45,500	Tidewater, Inc.	3,003,000

	Total	6,577,546

	Utilities— 8.1%
48,100	Allete, Inc.	2,308,800
47,400	Energen Corp.	2,792,808
82,150	MDU Resources Group, Inc.	2,489,966
19,200	1 NRG Energy, Inc.	1,687,488
24,000	Pinnacle West Capital Corp.	1,114,320
24,080	Questar Corp.	2,600,881

	Total	12,994,263

	TOTAL COMMON STOCKS (identified cost $105,607,628)	151,356,786

	MUTUAL FUND—0.6%
852,772	[2] Fidelity Institutional Cash Treasury Money Market Fund, 5.02%	852,772

	TOTAL MUTUAL FUND (identified cost $852,772)	852,772

	EXCHANGE TRADED FUND—1.0%
10,000	Standard & Poor’s MidCap 400 Depositary Receipts, Series 1	1,666,600

	TOTAL EXCHANGE TRADED FUND (identified cost $1,628,388)	1,666,600

	REPURCHASE AGREEMENT—5.3%
$8,500,000	Interest in $8,500,000 repurchase agreement 5.27%, dated 5/31/2007 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Government Agency security with a maturity of 10/3/2008 for $8,501,244 on 6/1/2007. The market value of the underlying security at the end of the period was $8,673,168.	8,500,000

	TOTAL REPURCHASE AGREEMENT (identified cost $8,500,000)	8,500,000

	TOTAL INVESTMENTS — 101.6% (identified cost $116,588,788)[3]	162,376,158
	OTHER ASSETS AND LIABILITIES-NET — (1.6)%	(2,599,866)

	TOTAL NET ASSETS — 100.0%	$159,776,292

1	Non-income producing security

2	Rate disclosed is as of May 31, 2007.

3	At May 31, 2007, the cost of investments for federal tax purposes was $116,621,180. The net unrealized appreciation of investments for federal tax purposes was $45,754,978. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $46,635,690 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(880,712).

REIT	Real Estate Investment Trust

Note:	The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION - Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

TOTAL RETURN BOND FUND

May 31, 2007 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—3.8%
	Collateralized Mortgage Obligations—3.8%
$1,582,346	First Horizon Mortgage Pass-Through Trust 2004-3, Class 2A1, 4.50%, 6/25/2019	$1,509,657

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $1,526,470)	1,509,657

	COMMERCIAL MORTGAGE BACKED SECURITIES—18.0%
	Commercial Mortgage Backed Securities—18.0%
1,000,000	Banc of America Commercial Mortgage, Inc. 2004-6, Class A2, 4.16%, 12/10/2042	973,466
2,000,000	Banc of America Commercial Mortgage, Inc. 2006-1, Class A3A, 5.45%, 9/10/2045	1,988,688
1,000,000	[1] Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, Class A4, 5.54%, 1/15/2046	984,060
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3, Class A2, 5.56%, 10/15/2048	2,001,350
1,000,000	Morgan Stanley Capital I 2006-HQ9, Class A4, 5.73%, 7/12/2044	1,005,763

	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (identified cost $6,978,634)	6,953,327

	CORPORATE BONDS—19.0%
	Airlines— 1.3%
500,000	Southwest Airlines Co., 6.50%, 3/1/2012	515,620

	Banks— 1.3%
500,000	Bank of America Corp., 5.75%, 8/15/2016	502,012

	Communications— 2.8%
475,000	Verizon Communications, Sr. Note, 6.50%, 9/15/2011	489,847
625,000	Verizon Virginia, Inc., 4.63%, 3/15/2013	588,334

	Total	1,078,181

	Consumer Non-Durables— 1.4%
500,000	Anheuser-Busch Cos., Inc., 4.95%, 1/15/2014	482,650
75,000	Kraft Foods, Inc., Note, 5.25%, 6/1/2007	74,999

	Total	557,649

	Finance— 8.4%
500,000	American International Group, Inc., 5.05%, 10/1/2015	483,204
500,000	CIT Group, Inc., 5.40%, 1/30/2016	479,331
500,000	HSBC Finance Corp., 5.00%, 6/30/2015	476,354
1,150,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	1,083,955
650,000	Petrobras International Finance, Sr. Note, 9.75%, 7/6/2011	747,500

	Total	3,270,344

	Health Technology— 1.2%
500,000	Genentech, Inc., Sr. Note, 4.75%, 7/15/2015	473,036

	Producer Manufacturing— 1.3%
500,000	Caterpillar, Inc., 5.70%, 8/15/2016	502,616

	Technology Services— 1.3%
500,000	Oracle Corp., 5.25%, 1/15/2016	485,982

	TOTAL CORPORATE BONDS (identified cost $7,502,937)	7,385,440

	GOVERNMENT AGENCIES—10.4%
1,750,000	Federal Farm Credit Bank, 5.10%, 8/5/2013	1,741,012
1,260,000	Federal Home Loan Bank, 4.38%, 8/15/2011	1,223,815
1,000,000	Federal National Mortgage Association, 7.13%, 6/15/2010	1,055,329

	TOTAL GOVERNMENT AGENCIES (identified cost $4,000,100)	4,020,156

	2 MORTGAGE-BACKED SECURITIES—39.0%
	Federal Home Loan Mortgage Corporation 15 Year—8.1%
3,116,315	Pool G12410, 5.00%, 5/1/2021	3,040,372
113,070	Pool J02830, 5.00%, 6/1/2021	110,255

	Total	3,150,627

	Federal Home Loan Mortgage—3.2%
1,250,000	Pool C91030, 5.50%, 5/1/2027	1,227,502

	Federal Home Loan Mortgage Corporation 30 Year—5.3%
999,044	Pool G08192, 5.50%, 4/1/2037	975,602
1,095,837	Pool G08003, 6.00%, 7/1/2034	1,098,634

	Total	2,074,236

	Federal National Mortgage Association 15 Year—1.3%
517,116	Pool 850142, 5.50%, 12/1/2020	513,483

	Federal National Mortgage Association 30 Year—19.8%
1,263,712	Pool 255224, 4.00%, 5/1/2011	1,222,955
1,326,429	Pool 797659, 5.00%, 9/1/2035	1,264,702
874,268	Pool 832443, 5.00%, 9/1/2035	833,583
2,129,141	Pool 817423, 5.50%, 8/1/2035	2,082,160
815,290	Pool 894861, 6.00%, 10/1/2036	814,814
1,401,856	Pool 888021, 6.00%, 12/1/2036	1,401,038
47,617	Pool 833260, 6.50%, 10/1/2035	48,436
788	Pool 85131, 11.00%, 5/1/2017	849

	Total	7,668,537

	Government National Mortgage Association 15 Year—0.1%
45,430	Pool 420153, 7.00%, 9/15/2010	46,617

TOTAL RETURN BOND FUND (continued)

Principal Amount or Shares		Value
	Government National Mortgage Association 30 Year—1.2%
$25,014	Pool 345031, 7.00%, 10/15/2023	$26,147
30,389	Pool 345090, 7.00%, 11/15/2023	31,766
22,146	Pool 360772, 7.00%, 2/15/2024	23,151
18,405	Pool 302101, 7.00%, 6/15/2024	19,241
20,760	Pool 410108, 7.00%, 9/15/2025	21,723
21,564	Pool 415865, 7.00%, 9/15/2025	22,565
73,319	Pool 418781, 7.00%, 9/15/2025	76,722
11,873	Pool 404653, 7.00%, 9/15/2025	12,424
24,942	Pool 408884, 7.00%, 9/15/2025	26,099
51,500	Pool 420157, 7.00%, 10/15/2025	53,890
90,727	Pool 415427, 7.50%, 8/15/2025	95,234
18,613	Pool 168511, 8.00%, 7/15/2016	19,576
1,820	Pool 174673, 8.00%, 8/15/2016	1,914
6,681	Pool 177145, 8.00%, 1/15/2017	7,042
3,942	Pool 212660, 8.00%, 4/15/2017	4,154
2,983	Pool 217533, 8.00%, 5/15/2017	3,144
20,554	Pool 216950, 8.00%, 6/15/2017	21,665
5,647	Pool 291100, 9.00%, 5/15/2020	6,087
3,609	Pool 147875, 10.00%, 3/15/2016	3,987
2,274	Pool 253449, 10.00%, 10/15/2018	2,518
431	Pool 279619, 10.00%, 9/15/2019	478

	Total	479,527

	TOTAL MORTGAGE BACKED SECURITIES (identified cost $15,362,449)	15,160,529

	U.S. TREASURY OBLIGATION—4.0%
1,575,000	U.S. Treasury Notes, 4.63%, 11/15/2016	1,542,393

	TOTAL U.S. TREASURY OBLIGATION (identified cost $1,579,588)	1,542,393

	MUTUAL FUND—5.0%
1,958,893	[1] Fidelity Institutional Cash Treasury Money Market Fund, 5.02%	1,958,893

	TOTAL MUTUAL FUND (identified cost $1,958,893)	1,958,893

	TOTAL INVESTMENTS — 99.2% (identified cost $38,909,071)[3]	38,530,395
	OTHER ASSETS AND LIABILITIES-NET — 0.8%	313,546

	NET ASSETS — 100.0%	$38,843,941

1	Rate disclosed is as of May 31, 2007.

2	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

3	At May 31, 2007, the cost of investments for federal tax purposes was $38,944,254. The net unrealized depreciation of investments for federal tax purposes was $(413,859). This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $96,226 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(510,085).

Note:	The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION - The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that fixed income and short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Fixed income and short-term security prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

U.S. GOVERNMENT INCOME FUND

May 31, 2007 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—9.0%
$1,000,000	Banc of America Commercial Mortgage Inc. 2004-6, Class A2, 4.16%, 12/10/2042	$973,465
1,000,000	[1] Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2, Class A4, 5.54% , 1/15/2046	984,060
1,000,000	GE Capital Commercial Mortgage Corp. 2005-C1, Class A2, 4.35%, 6/10/2048	974,622
2,500,000	Merrill Lynch Mortgage Investors Trust 1998-C1, Class A3, 6.72%, 11/15/2026	2,626,888
2,000,000	Morgan Stanley Capital I 2005-HQ6, Class A4A, 4.99%, 8/13/2042	1,920,284
1,000,000	Morgan Stanley Capital I 2006-HQ9, Class A4, 5.73%, 7/12/2044	1,005,763

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $8,441,166)	8,485,082

	CORPORATE BONDS—3.4%
	Finance— 2.4%
2,250,000	General Electric Capital Corp., (Series A), MTN, 5.50%, 11/15/2011	2,237,533

	Retail Trade— 1.0%
1,000,000	Wal-Mart Stores, Inc., 5.00%, 4/5/2012	984,202

	TOTAL CORPORATE BONDS (identified cost $3,247,919)	3,221,735

	GOVERNMENT AGENCIES—36.3%
	Federal Farm Credit Bank—0.5%
500,000	5.38%, 12/5/2013	494,329

	Federal Home Loan Bank—6.4%
1,000,000	[2,5] 5.21%, 6/12/2007	998,287
1,000,000	[2,5] 5.22%, 6/5/2007	999,285
1,500,000	5.30%, 11/16/2009	1,498,662
500,000	5.50%, 11/3/2009	500,093
500,000	5.50%, 4/30/2012	497,444
1,500,000	5.80%, 9/2/2008	1,509,292

	Total	6,003,063

	Federal Home Loan Mortgage Corporation—13.4%
750,000	5.13%, 4/18/2001	749,680
231,000	5.13%, 7/15/2012	230,755
1,000,000	5.25%, 11/20/2009	998,480
1,250,000	5.25%, 12/14/2011	1,244,709
1,000,000	5.38%, 2/8/2010	999,363
1,000,000	5.40%, 2/2/2012	996,467
1,000,000	5.45%, 11/21/2013	994,013
1,000,000	5.50%, 11/16/2011	999,035
1,000,000	5.50%, 11/28/2011	996,334
1,000,000	5.50%, 12/27/2011	995,256
2,000,000	5.55%, 1/9/2012	1,993,902
500,000	6.00%, 1/4/2017	498,099
1,000,000	[4] 6.00%, 6/5/2017	995,717

	Total	12,691,810

	Federal National Mortgage Association—16.0%
1,295,000	5.25%, 1/15/2009	1,295,088
520,000	5.38%, 11/15/2011	525,011
500,000	5.50%, 1/23/2012	499,660
1,000,000	5.55%, 2/16/2017	994,255
2,000,000	5.60%, 2/8/2016	1,997,954
170,000	5.60%, 2/1/2017	169,379
1,000,000	5.68%, 11/27/2015	1,001,218
3,200,000	5.75%, 2/15/2008	3,209,664
1,000,000	5.80%, 9/8/2016	997,088
2,118,000	6.00%, 5/15/2011	2,181,445
850,000	6.00%, 8/29/2016	848,474
1,000,000	6.00%, 3/15/2017	995,977
500,000	6.38%, 6/15/2009	511,763
	Total	15,226,976

	TOTAL GOVERNMENT AGENCIES (identified cost $34,532,605)	34,416,178

	3 MORTGAGE BACKED SECURITIES—26.3%
	Federal Home Loan Mortgage Corporation 15 Year—2.3%
573,548	Pool B14297, 5.00%, 12/1/2019	560,206
395,026	Pool G18150, 5.00%, 9/1/2021	385,190
918,695	Pool J02868, 5.50%, 7/1/2021	912,083
291,599	Pool J03253, 6.00%, 8/1/2021	294,565
45,219	Pool 294383, 8.75%, 2/1/2017	47,354
2,553	Pool 170170, 9.00%, 6/1/2016	2,725
71	Pool 170193, 9.00%, 9/1/2016	76
360	Pool 170196, 9.00%, 10/1/2016	385
3,146	Pool 170210, 9.00%, 1/1/2017	3,374
9,259	Pool 360029, 10.00%, 6/1/2018	10,134

	Total	2,216,092

	Federal Home Loan Mortgage Corporation 30 Year—2.9%
547,919	Pool G08003, 6.00%, 7/1/2034	549,317
985,649	Pool A49495, 6.00%, 6/1/2036	985,716
681,833	Pool A52051, 6.00%, 9/1/2036	681,879
495,004	Pool A54588, 6.50%, 5/1/2036	503,010

	Total	2,719,992

	Federal National Mortgage Association 15 Year—12.8%
88,967	Pool 689624, 5.00%, 6/1/2018	86,977
506,062	Pool 697947, 5.00%, 12/1/2018	494,740
68,710	Pool 750523, 5.00%, 1/1/2019	67,173
107,597	Pool 777337, 5.00%, 4/1/2019	105,078
105,143	Pool 786153, 5.00%, 7/1/2019	102,681
78,235	Pool 802009, 5.00%, 11/1/2019	76,403
102,100	Pool 810968, 5.00%, 4/1/2020	99,602
520,830	Pool 825344, 5.00%, 5/1/2020	508,084
61,012	Pool 813971, 5.00%, 5/1/2020	59,519
4,790,709	Pool 829075, 5.00%, 9/1/2020	4,673,465
145,288	Pool 601180, 5.50%, 10/1/2016	144,722
116,965	Pool 631364, 5.50%, 2/1/2017	116,509
161,174	Pool 254473, 5.50%, 10/1/2017	160,440
86,193	Pool 675251, 5.50%, 12/1/2017	85,801
99,968	Pool 688784, 5.50%, 3/1/2018	99,513
130,774	Pool 725068, 5.50%, 1/1/2019	130,178
4,215,211	Pool 745562, 5.50%, 4/1/2021	4,185,598
79,408	Pool 887245, 5.50%, 7/1/2021	78,808
412,817	Pool 256297, 6.00%, 6/1/2016	417,608
436,524	Pool 845502, 6.00%, 6/1/2021	441,110
23,255	Pool 313707, 7.00%, 8/1/2012	23,977

	Total	12,157,986

U.S. GOVERNMENT INCOME FUND (continued)

Principal Amount		Value
	Federal National Mortgage Association 30 Year – 5.0%
$86,893	Pool 254325, 5.00%, 4/1/2009	$86,827
1,020,490	Pool 725690, 6.00%, 8/1/2034	1,022,465
831,206	Pool 735503, 6.00%, 4/1/2035	834,608
393,920	Pool 896530, 6.00%, 8/1/2036	393,691
369,964	Pool 887836, 6.00%, 9/1/2036	369,748
1,000,000	[4] Pool 888421, 6.00%, 6/1/2037	997,969
58,970	Pool 253662, 6.50%, 1/1/2008	59,395
475,607	Pool 771178, 6.50%, 3/1/2034	485,622
315,771	Pool 255673, 6.50%, 3/1/2035	321,201
81,131	Pool 254093, 7.00%, 12/1/2031	84,559
81,827	Pool 591249, 7.50%, 7/1/2031	85,994
15,479	Pool 102873, 9.50%, 8/1/2020	16,959

	Total	4,759,038

	Government National Mortgage Association 15 Year - 0.2%
17,145	Pool 427552, 6.50%, 2/15/2017	17,552
152,788	Pool 780052, 7.00%, 12/15/2008	154,164
3,536	Pool 405378, 7.00%, 11/15/2009	3,596
20,662	Pool 405476, 7.00%, 9/15/2010	21,202

	Total	196,514

	Government National Mortgage Association 30 Year – 3.1%
1,214,194	Pool 615486, 5.50%, 7/15/2034	1,195,074
37,877	Pool 609007, 5.50%, 8/15/2036	37,246
470,043	Pool 630826, 6.00%, 8/15/2034	473,080
30,569	Pool 634338, 6.00%, 8/15/2034	30,766
49,602	Pool 654911, 6.00%, 5/15/2036	49,856
60,483	Pool 502638, 6.50%, 4/15/2029	62,234
165,815	Pool 357260, 7.00%, 9/15/2023	173,327
114,772	Pool 2933, 7.00%, 6/20/2030	119,666
65,477	Pool 569622, 7.00%, 2/15/2032	68,485
59,920	Pool 552475, 7.00%, 3/15/2032	62,673
39,415	Pool 329790, 7.50%, 10/15/2022	41,281
38,129	Pool 345096, 7.50%, 3/15/2026	40,027
67,410	Pool 424000, 7.50%, 9/15/2026	70,765
31,318	Pool 2839, 7.50%, 11/20/2029	32,739
40,072	Pool 2853, 7.50%, 12/20/2029	41,890
27,134	Pool 3011, 7.50%, 12/20/2030	28,357
71,209	Pool 297829, 8.00%, 1/15/2022	75,523
59,565	Pool 319358, 8.00%, 4/15/2022	63,174
52,644	Pool 328183, 8.00%, 8/15/2022	55,834
48,833	Pool 422007, 8.00%, 10/15/2029	51,988
20,567	Pool 2868, 8.00%, 1/20/2030	21,795
24,173	Pool 2884, 8.00%, 2/20/2030	25,615
27,724	Pool 2897, 8.00%, 3/20/2030	29,378
10,064	Pool 1956, 8.50%, 2/20/2025	10,849
16,962	Pool 288103, 9.00%, 2/15/2020	18,282
18,027	Pool 290127, 9.50%, 6/15/2020	19,704

	Total	2,899,608

	TOTAL MORTGAGE BACKED SECURITIES (identified cost $25,178,327)	24,949,160

	U.S. TREASURY OBLIGATIONS—24.8%
	U.S. Treasury Bond – 1.0%
850,000	7.50%, 11/15/2016	1,013,758

	U.S. Treasury Notes – 23.8%
1,035,000	4.38%, 11/15/2008	1,026,106
804,000	4.75%, 11/15/2008	801,425
6,200,000	4.75%, 5/15/2014	6,156,408
1,000,000	4.88%, 1/31/2009	998,672
500,000	4.88%, 4/30/2011	500,547
1,680,000	4.88%, 7/31/2011	1,681,707
2,500,000	4.88%, 8/15/2016	2,494,727
735,000	5.00%, 7/31/2008	735,001
3,500,000	5.13%, 5/15/2016	3,555,510
1,000,000	10.38%, 11/15/2012	1,023,360
500,000	5.50%, 2/15/2008	501,758
115,000	6.00%, 8/15/2009	117,615
2,804,000	6.50%, 2/15/2010	2,918,134

	Total	22,510,970

	TOTAL U.S. TREASURY OBLIGATIONS (identified cost $23,818,052)	23,524,728

	1 MUTUAL FUND—1.5%
1,390,968	Fidelity Institutional Cash Treasury Money Market Fund, 5.02%	1,390,968

	TOTAL MUTUAL FUND (identified cost $1,390,968)	1,390,968

	TOTAL INVESTMENTS — 101.3% (identified cost $96,609,037)[6]	95,987,851
	OTHER ASSETS AND LIABILITIES-NET — (1.3)%	(1,253,310)

	NET ASSETS — 100.0%	$94,734,541

1	Rate disclosed is as of May 31, 2007.

2	Rate shown represents yield to maturity.

3	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.

4	Represents a security purchased on a when-issued basis. At May 31, 2007, total cost of investments purchased on a when-issued basis was $1,993,437.

5	Represents that all or a portion of the security was pledged as collateral for the securities.

6	At May 31, 2007, the cost of investments for federal tax purposes was $96,557,228. The net unrealized appreciation of investments for federal tax purposes was $(569,377). This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $128,482 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(697,859).

MTN	Medium Term Note

Note:	The categories of investments are shown as percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION - The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued under general supervision of the Board of Trustees.

Capital One Funds

Portfolio of Investments

CASH RESERVE FUND

May 31, 2007 (Unaudited)

Principal Amount or Shares		Value
	1 COMMERCIAL PAPER—94.0%
	Communications— 5.1%
$11,000,000	2 AT&T, Inc., 5.23% , 6/27/2007	$10,958,450

	Consumer Durables— 5.2%
11,000,000	Toyota Motor Credit Corp., 5.23%, 6/25/2007	10,961,647

	Finance— 78.6%
9,500,000	American Express Co., 5.23%, 6/1/2007	9,500,000
11,000,000	American General Investment Corp., 5.24%, 6/29/2007	10,955,169
11,000,000	[2] Beta Finance, 5.25% , 6/25/2007	10,961,500
10,500,000	[2] Ciesco LLC, 5.24% , 7/11/2007	10,438,867
11,000,000	2 CIT Group, Inc., 5.25% , 7/27/2007	10,910,167
9,500,000	Citigroup Funding, Inc., 5.24%, 7/16/2007	9,437,775
10,500,000	2 CRC Funding, 5.26% , 6/21/2007	10,469,317
11,000,000	General Electric Capital Corp., 5.23%, 8/3/2007	10,899,322
11,000,000	HSBC Finance Corp., 5.23%, 7/2/2007	10,950,460
11,000,000	[2] Jupiter Securitization Co. LLC, 5.26% , 6/27/2007	10,958,212
8,665,000	Paccar Financial, 5.25%, 6/14/2007	8,648,572
11,000,000	Prudential Funding Corp., 5.22%, 6/12/2007	10,982,455
10,500,000	Rabobank USA Financial Corp., 5.24%, 6/26/2007	10,461,792
10,000,000	Societe Generale North America, Inc., 5.24%, 6/1/2007	10,000,000
11,000,000	[2] Three Rivers Funding Corp., 5.26% , 6/6/2007	10,991,964
11,000,000	Wells Fargo & Co., 5.24%, 6/26/2007	10,959,972

	Total	167,525,544

	Health Technology— 5.1%
11,000,000	[2] Abbott Laboratories, 5.24% , 6/29/2007	10,955,169

	TOTAL COMMERCIAL PAPER (amortized cost $200,400,810)	200,400,810

	3 MUTUAL FUNDS—6.2%
3,148,769	Federated Treasury Obligation Fund, 4.76%	3,148,769
10,000,000	Fidelity Institutional Cash Treasury Money Market Fund, 5.02%	10,000,000

	TOTAL MUTUAL FUNDS (amortized cost $13,148,769)	13,148,769

	TOTAL INVESTMENTS — 100.2% (amortized cost $213,549,579)[4]	213,549,579
	OTHER ASSETS AND LIABILITIES-NET — (0.2)%	(426,471)

	NET ASSETS — 100.0%	$213,123,108

1	Rate shown represents yield to maturity.

2	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities liquid.

3	Rate disclosed is as of May 31, 2007.

4	Also represents cost for federal tax purposes.

LLC	Limited Liability Company

Note:	The categories of investments are shown as percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION - The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Capital One Funds

Portfolio of Investments

U.S. TREASURY MONEY MARKET FUND

May 31, 2007 (Unaudited)

Principal Amount or Shares		Value
	1 U.S. TREASURY OBLIGATIONS—40.2%
	U.S. Treasury Bills — 26.8%
$10,000,000	4.63%, 8/2/2007	$9,914,492
30,000,000	5.04%, 6/15/2007	29,940,858

	Total	39,855,350

	U.S. Treasury Notes — 13.4%
20,000,000	4.25%, 10/31/2007	19,939,711

	TOTAL U.S. TREASURY OBLIGATIONS (amortized cost $59,795,061)	59,795,061

	2 MUTUAL FUNDS—2.8%
4,087,638	Fidelity Institutional Cash Treasury Money Market Fund, 5.02%	4,087,638

	TOTAL MUTUAL FUNDS (amortized cost $4,087,638)	4,087,638

	REPURCHASE AGREEMENT—77.4%
115,200,000	Interest in $115,200,000 repurchase agreement 5.02%, dated 5/31/2007 under which Morgan Stanley & Co., Inc. will repurchase a U.S. Treasury security with a maturity of 8/15/2019 for $115,216,064 on 6/1/2007. The market value of the underlying security at the end of the period was $117,507,546.	115,200,000

	TOTAL REPURCHASE AGREEMENT (amortized cost $115,200,000)	115,200,000

	TOTAL INVESTMENTS — 120.4% (amortized cost $179,082,699)[3]	179,082,699
	OTHER ASSETS AND LIABILITIES-NET — (20.4)%	(30,298,699)

	NET ASSETS — 100.0%	$148,784,000

1	These issues show the rate of discount at the time of purchase.

2	Rate disclosed is as of May 31, 2007.

3	Also represents cost for federal tax purposes.

Note:	The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION - The Fund uses the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital One Funds

By (Signature and Title)*	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Chauvin
Richard Chauvin, President

Date July 27, 2007

By (Signature and Title)*	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date July 27, 2007

*	Print the name and title of each signing officer under his or her signature.